Derivative financial liabilities - Convertible Senior Secured Notes (Details) £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of financial liabilities [line items]
Beginning balance	£ 171,768
Ending balance	143,918
Financial liabilities at fair value through profit and loss category | Convertible Senior Secured Notes [Member]
Disclosure of financial liabilities [line items]
Beginning balance	112,799
Fair value movements	(25,723)
In-kind interest paid	14,897
Foreign exchange movements	13,274
Ending balance	£ 115,247